Long-Term Investments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
LONG-TERM INVESTMENTS

Note 15 – LONG-TERM INVESTMENTS

In February 2018, the Company acquired 5% equity interests in Liujiayi Pet Technology (Beijing) Co., Ltd. ("Liujiayi") for a cash consideration of RMB500,000 (approximately $79,400). The investment was accounted for at cost, less impairment, plus or minus changes resulting from observable price changes in orderly transaction for identical or similar investments of the same issuer, if any, using the measurement alternative due to lack of readily determinable fair values, pursuant to ASC 321.

In March 2018, the Company invested RMB1,000,000 (approximately $156,200) in Shandong Tide Food Co., Ltd. ("Shandong Tide"), a pet food production company that was newly established in 2018, representing 37% equity interest in Shandong Tide. The investment was accounted for as equity method in accordance with ASC 323. The Company recognized its proportionate share of Shandong Tide's net loss in the amount of $17,524 into the consolidation statements of operations and comprehensive income (loss).